UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22638

Arrow Investments Trust

(Exact name of registrant as specified in charter)

2943 Olney-Sandy Spring Road Olney, Maryland          20832

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

          450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

7/31

Date of reporting period: 10/31/12

Item 1.  Schedule of Investments.

	Arrow DWA Balanced Fund
	PORTFOLIO OF INVESTMENTS
	October 31, 2012 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 99.9%
	DEBT FUNDS - 26.2%
381,047	iShares Barclays 7-10 Year Treasury Bond Fund	$ 41,111,161
476,684	Vanguard Short-Term Bond ETF	38,783,010
		79,894,171
	EQUITY FUNDS - 56.9%
352,376	iShares Cohen & Steers Realty Majors Index Fund	27,073,048
160,970	iShares Dow Jones US Consumer Goods Sector Index Fund	13,740,399
183,540	iShares Dow Jones US Technology Sector Index Fund	12,901,027
544,250	iShares Dow Jones US Telecommunications Sector Index Fund	13,285,143
373,923	JPMorgan Alerian MLP Index ETN	15,170,056
655,600	Vanguard Growth ETF	45,977,228
770,100	Vanguard Value ETF	45,043,149
		173,190,050
	FOREIGN INDEX FUNDS - 16.8%
702,899	iShares MSCI Malaysia Index Fund	10,529,427
157,450	iShares MSCI Mexico Investable Market Index Fund	10,317,698
173,100	iShares MSCI South Korea Index Fund	9,967,098
405,950	iShares MSCI Switzerland Index Fund	10,225,881
573,900	iShares MSCI United Kingdom Index Fund	10,031,772
		51,071,876

	TOTAL EXCHANGE TRADED FUNDS (Cost $277,097,285)	304,156,097

	SHORT-TERM INVESTMENT - 0.3%
	MONEY MARKET FUND - 0.3%
812,737	Fidelity Institutional Money Market Fund - Money Market Portfolio	812,737
	to yield 0.45%* (Cost $812,737)

	TOTAL INVESTMENTS - 100.2% (Cost $277,910,022) (a)	$ 304,968,834
	OTHER ASSETS & LIABILITIES - (0.2)%	(641,284)
	NET ASSETS - 100.0%	$ 304,327,550

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 28,651,909
	Unrealized Depreciation:	(1,593,097)
	Net Unrealized Appreciation:	$ 27,058,812
* Money market fund; interest rate reflects seven-day effective yield on October 31, 2012.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.    The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of October 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 304,156,097	$ -	$ -	$ 304,156,097
Short-Term Investments	812,737	-	-	812,737
Total	$ 304,968,834	$ -	$ -	$ 304,968,834

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Arrow DWA Tactical Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
October 31, 2012 (Unaudited)
Shares		Value
	EXCHANGE TRADED FUNDS - 99.1%
	DEBT FUND - 10.1%
137,000	iShares JPMorgan USD Emerging Markets Bond Fund	$ 16,660,570

	EQUITY FUNDS - 89.0%
393,950	Consumer Discretionary Select Sector SPDR Fund	18,149,276
449,850	Health Care Select Sector SPDR Fund	17,994,000
231,400	iShares Dow Jones US Real Estate Index Fund	14,816,542
850,000	PowerShares Dividend Achievers Portfolio	13,829,500
237,500	SPDR Dow Jones REIT ETF	16,938,500
563,500	Technology Select Sector SPDR Fund	16,268,245
214,850	Vanguard Growth ETF	15,067,431
280,000	Vanguard Value ETF	16,377,200
314,950	WisdomTree Total Dividend Fund+	17,010,450
		146,451,144
	TOTAL EXCHANGE TRADED
	FUNDS (Cost $156,898,920)	163,111,714

	SHORT-TERM INVESTMENT - 1.1%
	MONEY MARKET FUND - 1.1%
1,743,439	Fidelity Institutional Money Market Fund - Money Market Portfolio
	to yield 0.45%* ++ (Cost $1,743,439)	1,743,439

	TOTAL INVESTMENTS - 100.2% (Cost $158,642,359) (a)	$ 164,855,153
	OTHER ASSETS & LIABILITIES - (0.2)%	(319,637)
	NET ASSETS - 100.0%	$ 164,535,516

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 6,782,177
	Unrealized Depreciation:	(569,383)
	Net Unrealized Appreciation:	$ 6,212,794

* Money market fund; interest rate reflects seven-day effective yield on October 31, 2012.
+ Affiliated company - The Arrow DWA Tactical Fund holds in excess of 5% of the outstanding voting securities of this exchange traded fund.
++All or a portion of this investment is a holding of the ADWAT Fund Limited.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.    The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of October 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 163,111,714	$ -	$ -	$ 163,111,714
Short-Term Investments	1,743,439	-	-	1,743,439
Total	$ 164,855,153	$ -	$ -	$ 164,855,153

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – Arrow DWA Tactical Fund ("ADTF") with ADWAT Fund Limited CFC ("ADT-CFC") – The Consolidated Portfolio of Investments includes the accounts of ADT-CFC, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

ADTF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with ADTF's investment objectives and policies.

ADT-CFC utilizes commodity based derivative products to facilitate ADTF's pursuit of its investment objective.   In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, ADTF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the ADTF Prospectus.

A summary of the ADTF's investments in the CFC is as follows:
		CFC Net Assets at	% Fund Net Assets at
	Inception Date of CFC	October 31, 2012	October 31, 2012
ADT-CFC	12/12/11	$430,834	0.26%

Arrow Alternative Solutions Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
October 31, 2012 (Unaudited)
Shares		Value
	EXCHANGE TRADED FUNDS - 12.8%^
	DEBT EXCHANGE TRADED FUNDS - 12.8%^
5,800	iShares iBoxx $ High Yield Corporate Bond Fund	$ 537,254
550	iShares iBoxx Investment Grade Corporate Bond Fund	67,661
3,000	iShares JPMorgan USD Emerging Markets Bond Fund	364,830
10,824	PowerShares Emerging Markets Sovereign Debt Portfolio	336,735
4,202	PowerShares Fundamental High Yield Corporate Bond Portfolio	80,552
3,300	SPDR Barclays Capital High Yield Bond ETF	133,089
8,700	SPDR DB International Government Inflation-Protected Bond ETF	540,357
	TOTAL EXCHANGE TRADED FUNDS (Cost $1,615,444)	2,060,478

Principal
	CORPORATE BONDS AND NOTES - 3.2%^
$ 130,000	Anheuser-Busch InBev Worldwide, Inc., 6.875% due 11/15/2019	173,207
50,000	Kinder Morgan Energy Partners LP, 9.00% due 2/1/2019	67,451
205,000	Wyeth, 6.00% due 2/15/2036	275,215
	TOTAL CORPORATE BONDS AND NOTES	515,873
	(Cost $397,299)

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 60.6%^
765,000	Federal Farm Credit Bank, 4.90% due 4/15/2015	846,136
123,000	Federal Home Loan Mortgage Corp., 5.00% due 11/13/2014	134,395
67,762	Federal National Mortgage Association, Pool 357919, 5.50% due 8/1/2020	73,610
8,549	Federal National Mortgage Association, Pool 905090, 5.50% due 10/1/2021	9,269
30,131	Federal National Mortgage Association, Pool 950647, 5.50% 8/1/2022	33,073
483,745	Federal National Mortgage Association, Pool 257157, 4.00% due 3/1/2023	517,153
431,815	Federal National Mortgage Association, Pool 745418, 5.50% due 4/1/2036	477,164
1,575,594	Freddie Mac Gold Pool A86274, 4.50% due 5/1/2039	1,746,010
2,100,000	United States Treasury Inflation Indexed Bonds, 0.125% due 4/15/2017	2,283,292
1,000,000	United States Treasury Inflation Indexed Bonds, 1.625% due 1/15/2018	1,280,053
1,000,000	United States Treasury Inflation Indexed Bonds, 3.875% due 4/15/2029	2,350,941
	TOTAL U.S. GOVERNMENT AND AGENCY	9,751,096
	OBLIGATIONS (Cost $8,581,970)

Shares
	SHORT-TERM INVESTMENT - 6.9%
	MONEY MARKET FUND - 6.9%
1,117,060	Fidelity Institutional Money Market Fund - Money Market Portfolio
	to yield 0.45% * ++ (Cost $1,117,060)	1,117,060

	TOTAL INVESTMENTS - 83.5% (Cost $11,711,773) (a)	$ 13,444,507
	OTHER ASSETS & LIABILITIES - 16.5%	2,664,407
	NET ASSETS - 100.0%	$ 16,108,914

(a) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation	$ 1,732,734
	Unrealized Depreciation	-
	Net Unrealized Appreciation	$ 1,732,734

* Money market fund; interest rate reflects seven-day effective yield on October 31, 2012.

^ All or a portion of each of these securities may be segregated as collateral for open futures/swaps contracts. As of October 31, 2012, no securities are segregated as collateral.  All collateral for open futures/swaps contracts consists of cash included as Deposits with brokers.

++ All or a portion of this investment is a holding of the Northern Lights SPC.

Arrow Alternative Solutions Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2012 (Unaudited)

FUTURES CONTRACTS
Short			Underlying Face	Unrealized
Contracts	Open Short Futures Contracts	Expiration	Amount at Value	Gain / (Loss)
(39)	CBOE VIX	Feb-13	$ 826,800	$ 190,062
(16)	US 10 Year Note	Dec-12	2,128,496	(15,126)
(7)	US Long Bond	Dec-12	1,045,191	(26,141)

Net Unrealized Gain from Open Short Futures Contracts				$ 148,795

Net Unrealized Gain from Open Futures Contracts				$ 148,795

Unrealized
Gain / (Loss)
LONG INDEX SWAP CONTRACTS ++

Proprietary Index July 2017,  Long Custom Managed Futures Index Swap- Deutsche Bank AG, to receive the appreciation of the index vs the depreciation of the index plus 1% per annum (Notional Amount $8,902,948)

	Unrealized Loss from Long Index Swap Contracts			$ (307,767)
	Net Unrealized Loss from Index Swap Contracts			$ (307,767)

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Fund as of October 31, 2012 categorized by risk exposure:
Risk Exposure Category	Unrealized Gain/(Loss) at 10/31/2012
Mixed; Commodity, interest rate, credit, foreign exchange and equity contracts:	$ (307,767)
Equity contracts	190,062
Foreign exchange contracts	-
Interest rate contracts	(41,267)
Total	$ (158,972)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.    The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Swap Agreements – The Fund is subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Fund may hold fixed-rate bonds, the value of which may decrease if interest rates rise and equities subject to equity price risk.   The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Fund amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Funds segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities.  The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 2,060,478	$ -	$ -	$ 2,060,478
U.S. Government and Agency Obligations	-	9,751,096	-	9,751,096
Corporate Bonds and Notes	-	515,873	-	515,873
Variation Margin-Open Futures Contracts	148,795	-	-	148,795
Short-Term Investments	1,117,060	-	-	1,117,060
Total	$ 3,326,333	$ 10,266,969	$ -	$ 13,593,302
Liabilities	Level 1	Level 2	Level 3	Total
Open Swap Contracts	$ -	$ 307,767	$ -	$ 307,767
Total	$ -	$ 307,767	$ -	$ 307,767

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – Arrow Alternative Solutions Fund ("AASF") with Northern Lights SPC ("AAS-CFC") – The Consolidated Portfolio of Investments includes the accounts of AAS-CFC, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

AASF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with AASF's investment objectives and policies.

AAS-CFC utilizes commodity based derivative products to facilitate AASF's pursuit of its investment objective.   In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, AASF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the AASF Prospectus.

A summary of the AASF's investments in the CFC is as follows:
	Inception Date of CFC	CFC Net Assets at October 31, 2012	% of Fund Net Assets at October 31, 2012
AAS-CFC	11/6/09	$3,033,898	18.83%

Arrow Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
October 31, 2012 (Unaudited)
Principal		Value
	STRUCTURED NOTE - 0.5%
$ 300	Structured Note - TVICER, 0.00% due 9/4/2013 *
	(Cost $300,000)	$ 286,621

	U.S. TREASURIES - 20.9%
11,000,000	United States Treasury Note, 0.125% due 4/15/2017	11,960,103
	(Cost $11,966,065)

	SHORT-TERM INVESTMENTS - 77.6%
	U.S. TREASURIES - 67.5%***
6,500,000	United States Treasury Bills due 11/1/2012, 0.100%	6,500,000
4,000,000	United States Treasury Bills due 11/8/2012, 0.0115% ++^	3,999,938
5,000,000	United States Treasury Bills due 11/15/2012, 0.125%	4,999,883
5,000,000	United States Treasury Bills due 11/23/2012 0.125% ++ ^	4,999,771
5,000,000	United States Treasury Bills due 12/13/2012, 0.100%	4,999,562
3,000,000	United States Treasury Bills due 12/20/2012, 0.125%++ ^	2,999,528
5,000,000	United States Treasury Bills due 1/3/2013, 0.085%	4,999,300
5,000,000	United States Treasury Bills due 1/10/2013, 0.100%	4,999,076
		38,497,058
Shares
	MONEY MARKET FUND - 10.1%
5,750,005	Fidelity Institutional Money Market Fund - Money Market Portfolio
	to yield 0.45% ** ++	5,750,005

	TOTAL SHORT-TERM INVESTMENTS (Cost $44,247,063)	44,247,063

	TOTAL INVESTMENTS - 99.0% (Cost $56,513,128) (a)	$ 56,493,787
	OTHER ASSETS & LIABILITIES -1.0%	561,473
	NET ASSETS - 100.0%	$ 57,055,260

(a) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation	$ -
	Unrealized Depreciation	(200,525)
	Net Unrealized Appreciation	$ (200,525)
* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on October 31, 2012.
*** Interest rate represents discount rate at time of purchase.
^ All or a portion of each of these securities are segregated as collateral for open futures/swaps contracts.
++ All or a portion of this investment is a holding of the Arrow MFT Fund Limited.

TVICER -The Trader Vic Index was developed by Enhanced Alpha Management, L.P. and designed and calculated by RBS through an exclusive partnership. The TVI is a rules-based, long/short index comprised of a diversified basket of 24 futures contracts spread across three asset classes: physical commodities, global currencies and US interest rates.

Arrow Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2012 (Unaudited)

	FUTURES CONTRACTS
Long			Underlying Face	Unrealized
Contracts	Open Long Futures Contracts	Expiration	Amount at Value	Gain / (Loss)
2	Australian Dollar	Dec-12	$ 206,800	$ 2,760
3	British Pound	Dec-12	302,381	6,450
1	Canadian Dollar	Dec-12	99,880	(620)
4	Cocoa ++	Dec-12	95,520	(207)
1	Coffee ''C'' ++	Dec-12	57,994	(7,118)
5	Copper ++	Dec-12	439,688	7,538
9	Crude Oil ++	Dec-12	776,160	(97,504)
6	Euro FX	Dec-12	972,750	33,263
3	Gasoline RBOB ++	Jan-13	327,877	(16,388)
2	Gold ++	Dec-12	343,820	(10,960)
3	Heating Oil Futures ++	Jan-13	384,539	(9,227)
6	Japanese Yen	Dec-12	940,575	(14,138)
12	Natural Gas ++	Dec-12	443,040	9,840
1	Silver ++	Dec-12	161,580	(11,320)
7	Swiss Franc	Dec-12	940,188	26,833
5	US 10 Year Note	Dec-12	665,155	(2,551)
4	US Long Bond	Dec-12	597,252	(11,151)

Net Unrealized Loss from Open Long Futures Contracts				$ (94,500)

Short			Underlying Face	Unrealized
Contracts	Open Short Futures Contracts	Expiration	Amount at Value	Gain / (Loss)
(9)	Corn Future ++	Dec-12	340,088	225
(3)	Cotton #2 ++	Dec-12	105,105	578
(4)	Lean Hogs ++	Dec-12	125,240	1,344
(3)	Live Cattle ++	Dec-12	151,110	1,959
(6)	Soybean ++	Mar-13	457,125	2,663
(5)	Wheat ++	Dec-12	216,125	9,250
(4)	World Sugar #11 ++	Mar-13	87,181	4,723

Net Unrealized Gain from Open Short Futures Contracts				$ 20,742

Net Unrealized Loss from Open Futures Contracts				$ (73,758)

				Unrealized
				Gain / (Loss)
	LONG SWAP ++
	TVICER Swap, RBS Securities, Inc. - November 10, 2012
	to receive appreciation of index plus dividends vs. depreciation of index plus 1%
	per annum
	(Notional Amount $50,877,608)			$ (830,635)

	Net Unrealized Loss on Swap			$ (830,635)

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Fund as of October 31, 2012 categorized by risk exposure:
Risk Exposure Category	Unrealized Gain/(Loss) at 10/31/2012
Commodity contracts	$ (114,604)
Mixed: Commodity, interest rate, credit, foreign exchange rate	(830,635)
Foreign exchange contracts	54,548
Interest rate contracts	(13,702)
Total	$ (904,393)

TVICER -The Trader Vic Index was developed by Enhanced Alpha Management, L.P. and designed and calculated by RBS through an exclusive partnership. The TVI is a rules-based, long/short index comprised of a diversified basket of 24 futures contracts spread across three asset classes: physical commodities, global currencies and US interest rates.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.    The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Swap Agreements – The Fund is subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Fund may hold fixed-rate bonds, the value of which may decrease if interest rates rise and equities subject to equity price risk.   The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Fund amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Funds segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities.  The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of October 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Structured Note	$ -	$ 286,621	$ -	$ 286,621
U.S. Treasury Note		11,960,103	-	11,960,103
Short-Term Investments	5,750,005	38,497,058	-	44,247,063
Total	$ 5,750,005	$ 38,783,679	$ -	$ 56,493,787
Liabilities	Level 1	Level 2	Level 3	Total
Open Swap Contracts	$ -	$ 830,635	$ -	$ 830,635
Variation Margin-Open Futures Contracts	-	73,758	-	73,758
Total	$ -	$ 904,393	$ -	$ 904,393

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – Arrow Managed Futures Strategy Fund ("AMFTF") with Arrow MFT Fund Limited ("AMFT-CFC") – The Consolidated Portfolio of Investments includes the accounts of AMFT-CFC, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

AMFTF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with AMFTF's investment objectives and policies.

AMFT-CFC utilizes commodity based derivative products to facilitate AMFTF's pursuit of its investment objective.   In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, AMFTF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the AMFTF Prospectus.

A summary of the AMFTF's investments in the CFC is as follows:
	Inception Date of CFC	CFC Net Assets at October 31,2012	% of Fund Net Assets at October 31, 2012
AMFT-CFC	11/6/09	$13,585,018	23.81%

Arrow Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
October 31, 2012 (Unaudited)
Shares		Value
	EXCHANGE TRADED NOTES - 1.0%
	COMMODITY - 1.0%
2,438	iPath Dow Jones-UBS Commodity Index Total Return ETN *	$ 103,249
49	iPath Dow Jones-UBS Copper Subindex Total Return ETN *	2,181
467	iPath Dow Jones-UBS Energy Subindex Total Return ETN *	8,305
70	iPath Dow Jones-UBS Grains Subindex Total Return ETN *	4,094
72	iPath Dow Jones-UBS Livestock Subindex Total Return ETN *	2,010
97	iPath Dow Jones-UBS Precious Metals Subindex Total Return ETN *	8,999
66	iPath Dow Jones-UBS Softs Subindex Total Return ETN *	3,532
	TOTAL EXCHANGE TRADED NOTES (Cost $135,966)	132,370

	SHORT-TERM INVESTMENTS - 87.1%
Principal
	U.S. TREASURIES - 28.0%***
$ 1,500,000	United States Treasury Bills due 11/1/2012, 0.100%	1,500,000
1,000,000	United States Treasury Bills due 11/29/2012, 0.130%	999,958
1,000,000	United States Treasury Bills due 12/13/2012, 0.145%	999,917
		3,499,875
Shares
	MONEY MARKET FUND - 59.1%
7,388,594	Fidelity Institutional Money Market Fund - Money Market Portfolio
	to yield 0.45% ** ^ ++	7,388,594

	TOTAL SHORT-TERM INVESTMENTS (Cost $10,888,469)	10,888,469

	TOTAL INVESTMENTS - 88.1% (Cost $11,024,435) (a)	$ 11,020,839
	OTHER ASSETS & LIABILITIES - 11.9%	1,487,745
	NET ASSETS - 100.0%	$ 12,508,584

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 2,271
	Unrealized Depreciation:	(5,867)
	Net Unrealized Depreciation:	$ (3,596)
* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on October 31, 2012.
*** Interest rate represents discount rate at time of purchase.

^ All or a portion of each of these securities may be segregated as collateral for open futures contracts. As of October 31, 2012, no securities are segregated as collateral.  All collateral for open futures contracts consists of cash included as Deposits with brokers.

++ All or a portion of this investment is a holding of the ACT Fund Limited.

Arrow Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2012 (Unaudited)

	FUTURES CONTRACTS
Long			Underlying Face	Unrealized
Contracts	Open Long Futures Contracts ++	Expiration	Amount at Value	Gain / (Loss)+
11	Cocoa	Dec-13	$ 267,960	$ (15,520)
10	Coffee "C"	Dec-13	644,625	(31,650)
10	Copper	Dec-13	888,000	15,400
10	Corn	Dec-13	318,250	(6,550)
10	Cotton #2	Dec-13	379,650	(21,375)
11	Crude Oil	Dec-13	984,280	(59,290)
10	Gasoline RBOB	Jun-13	1,151,598	(50,425)
11	Gold	Dec-13	1,904,320	45,350
11	Heating Oil	Jun-13	1,371,539	(38,560)
10	Lean Hogs	Jun-13	401,800	3,340
10	Live Cattle	Jun-13	520,600	(9,110)
11	Natural Gas	Mar-14	467,390	46,870
10	Silver	Dec-13	1,625,950	43,945
11	Soybean	Nov-13	739,475	4,225
11	Wheat	Dec-13	488,813	17,225
10	World Sugar # 11	Mar-14	224,560	(10,976)

Net Unrealized Loss from Open Long Futures Contracts				$ (67,101)

Net Unrealized Loss from Open Futures Contracts				$ (67,101)
+The amount represents fair value of derivative instruments subject to commodity risk exposure as of October 31, 2012.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.    The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of October 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Notes	$ 132,370	$ -	$ -	$ 132,370
Short-Term Investments	7,388,594	3,499,875	-	10,888,469
Total	$ 7,520,964	$ 3,499,875	$ -	$ 11,020,839
Liability	Level 1	Level 2	Level 3	Total
Variation Margin-Open Futures Contracts	67,101	$ -	$ -	$ 67,101
Total	$ 67,101	$ -	$ -	$ 67,101

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – Arrow Commodity Stategy Fund ("ACS") with ACT Fund Limited ("ACS-CFC") – The Consolidated Portfolio of Investments includes the accounts of ACS-CFC, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

ACS may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with ACS's investment objectives and policies.

ACS-CFC utilizes commodity based derivative products to facilitate ACS's pursuit of its investment objective.   In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, ACS may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the ACS Prospectus.

A summary of the ACS's investments in the CFC is as follows:
	Inception Date of CFC	CFC Net Assets at October 31, 2012	% of Fund Net Assets at October 31, 2012
ACS-CFC	1/3/11	$2,367,374	18.39%

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

*/s/ Joseph Barrato

       Joseph Barrato, President

Date

12/31/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Joseph Barrato

       Joseph Barrato, President

Date

12/31/12

By (Signature and Title)

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

12/31/12